Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and premium	Other capital reserves	Accumulated losses	Fair value through OCI	Available-for-sale reserve	Actuarial (losses) gains	Foreign currency translation reserve	Total	Non-controlling interests
Equity	$ 2,754	$ 7,108	$ 116	$ (3,119)		$ 17	$ (21)	$ (1,386)	$ 2,715	$ 39
Equity at Dec. 31, 2016	2,754	7,108	116	(3,119)		17	(21)	(1,386)	2,715	39
Profit (loss) for the period	(165)			(176)					(176)	11
Other comprehensive income (loss)	89					6		83	89
Total comprehensive income (loss)	(76)			(176)		6		83	(87)	11
Shares issued	16	16							16
Share-based payment for share awards net of exercised	(3)		(3)						(3)
Dividends paid	(39)			(39)					(39)
Dividends of subsidiaries	(19)								0	(19)
Translation	0		4	(4)		1	(1)		0
Equity at Jun. 30, 2017	2,633	7,124	117	(3,338)		24	(22)	(1,303)	2,602	31
Equity	2,754	7,108	116	(3,119)		17	(21)	(1,386)	2,715	39
Equity at Dec. 31, 2016	2,754	7,108	116	(3,119)		17	(21)	(1,386)	2,715	39
Profit (loss) for the period	(171)
Other comprehensive income (loss)	154
Total comprehensive income (loss)	(17)
Shares issued	26
Equity (Previously stated [member]) at Dec. 31, 2017	2,704	7,134	124	(3,359)		43	(16)	(1,263)	2,663	41
Equity (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2017	0			10	$ 33	(43)			0
Equity at Dec. 31, 2017	2,704	7,134	124	(3,349)	33	0	(16)	(1,263)	2,663	41
Equity | Previously stated [member]	2,704	7,134	124	(3,359)		43	(16)	(1,263)	2,663	41
Equity | Increase (decrease) due to changes in accounting policy [member]	0			10	33	(43)			0
Equity	2,754	7,108	116	(3,119)	33	17	(21)	(1,386)	2,715	39
Equity	2,633	7,124	117	(3,338)		24	(22)	(1,303)	2,602	31
Equity | Previously stated [member]	2,704	7,134	124	(3,359)		43	(16)	(1,263)	2,663	41
Equity | Increase (decrease) due to changes in accounting policy [member]	0			10	33	(43)			0
Equity	2,704	7,134	124	(3,349)	33	0	(16)	(1,263)	2,663	41
Profit (loss) for the period	43			33					33	10
Other comprehensive income (loss)	(77)				25			(102)	(77)
Total comprehensive income (loss)	(34)			33	25	0		(102)	(44)	10
Shares issued	23	23							23
Share-based payment for share awards net of exercised	(13)		(13)						(13)
Dividends paid	(24)			(24)					(24)
Dividends of subsidiaries	(15)								0	(15)
Transfer of gain on disposal of equity investments	0			13	(13)				0
Translation	0		(7)	6	1				0
Equity at Jun. 30, 2018	2,641	7,157	104	(3,321)	46	0	(16)	(1,365)	2,605	36
Equity | Previously stated [member]	2,704	7,134	124	(3,359)		43	(16)	(1,263)	2,663	41
Equity | Increase (decrease) due to changes in accounting policy [member]	0			10	33	(43)			0
Equity	2,704	7,134	124	(3,349)	33	0	(16)	(1,263)	2,663	41
Equity	$ 2,641	$ 7,157	$ 104	$ (3,321)	$ 46	$ 0	$ (16)	$ (1,365)	$ 2,605	$ 36